16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	CAD 1,915,411
Additions
Cost at end of year	1,791,847	CAD 1,915,411
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	1,551,782
Additions
Cost at end of year	1,322,986	1,551,782
Property And Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	92,861
Additions
Cost at end of year	91,896	92,861
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	270,768
Additions
Cost at end of year	376,965	270,768
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	3,703,079	3,495,313
Additions	142,482	228,958
Disposals/retirements	(2,982)	(12,100)
Reclassifications and transfers from assets under construction
Impact of foreign exchange	(46,216)	(9,092)
Cost at end of year	3,796,363	3,703,079
Gross carrying amount [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	3,203,103	3,213,581
Additions
Disposals/retirements
Reclassifications and transfers from assets under construction
Impact of foreign exchange	(22,925)	(10,478)
Cost at end of year	3,180,178	3,203,103
Gross carrying amount [Member] | Property And Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	229,208	233,675
Additions	3,270	1,736
Disposals/retirements	(2,982)	(12,100)
Reclassifications and transfers from assets under construction	11,816	6,130
Impact of foreign exchange	(2,092)	(233)
Cost at end of year	239,220	229,208
Gross carrying amount [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	270,768	48,057
Additions	139,212	227,222
Disposals/retirements
Reclassifications and transfers from assets under construction	(11,816)	(6,130)
Impact of foreign exchange	(21,199)	1,619
Cost at end of year	376,965	270,768
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(1,787,668)	(1,570,048)
Additions	(221,058)	(224,773)
Disposals/retirements	2,564	9,535
Impact of foreign exchange	1,646	(2,382)
Cost at end of year	(2,004,516)	(1,787,668)
Accumulated depreciation, amortisation and impairment [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(1,651,321)	(1,438,995)
Additions	(206,439)	(209,804)
Disposals/retirements
Impact of foreign exchange	568	(2,522)
Cost at end of year	(1,857,192)	(1,651,321)
Accumulated depreciation, amortisation and impairment [Member] | Property And Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(136,347)	(131,053)
Additions	(14,619)	(14,969)
Disposals/retirements	2,564	9,535
Impact of foreign exchange	1,078	140
Cost at end of year	(147,324)	(136,347)
Accumulated depreciation, amortisation and impairment [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year
Additions
Disposals/retirements
Impact of foreign exchange
Cost at end of year